Income (Loss) Per Common Share (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of potentially dilutive shares
Number of shares excluded from the computation of diluted income (loss) per share	490,869	2,165,925	5,940,456
2.75% Convertible Senior Notes [Member]
Schedule of potentially dilutive shares
Number of shares excluded from the computation of diluted income (loss) per share			3,048,642
6.5% Senior Convertible Notes [Member]
Schedule of potentially dilutive shares
Number of shares excluded from the computation of diluted income (loss) per share		1,825,587	1,825,587
Stock options [Member]
Schedule of potentially dilutive shares
Number of shares excluded from the computation of diluted income (loss) per share	227,750	181,666	185,397
Warrants to purchase common stock [Member]
Schedule of potentially dilutive shares
Number of shares excluded from the computation of diluted income (loss) per share			536,925
Restricted stock and restricted stock rights [Member]
Schedule of potentially dilutive shares
Number of shares excluded from the computation of diluted income (loss) per share	263,119	158,672	343,905